GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Value Funds

Class A, Class B, Class C, Institutional, Service, Class IR and
Class R Shares (as applicable) of the

Goldman Sachs Growth and Income Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Small Cap Value Fund
(collectively, the “Funds”)

Supplement dated March 10, 2010 to the
Prospectuses dated December 29, 2009 (the “Prospectuses”)

Goldman Sachs Fundamental Equity Growth Funds

Class A, Class B, Class C, Institutional, Service, Class IR and
Class R Shares (as applicable) of the

Goldman Sachs Capital Growth Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs All Cap Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Tollkeeper FundSM
(collectively, the “Funds”)

Supplement dated March 10, 2010 to the
Prospectuses dated December 29, 2009 (the “Prospectuses”)

The following replaces the sixth sentence in the paragraph under the “Other Investment Practices and Securities” section of each of the Prospectuses for the Funds:

In addition, the Funds publish on their website month-end top ten holdings subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed.

This Supplement should be retained with your Prospectus for future reference.

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